Equity-method investees - Summary of Reconciliation of Fair Value of Retained Interest in Joint Venture at the Date of Loss of Control with Carrying Amount in Consolidated Statement of Financial Position (Detail) - EUR (€)
€ in Thousands
		5 Months Ended	12 Months Ended
	Jul. 27, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of joint ventures [line items]
Profit / (loss) for the period			€ (33,370)	€ 33,289	€ (30,392)
Elimination of intersegment amounts [member]
Disclosure of joint ventures [line items]
Elimination of intercompany profit				(7,350)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of joint ventures [line items]
Fair value at the date of loss of control		€ 48,024		48,024
Profit / (loss) for the period		311	1,684	311
Amortisation of intangibles assets		216	519	216
Reversal of deferred tax liabilities		54	130	54
Group's share of (loss)/profit for the year, net of equity method adjustments		(295)	992	(295)
Group's share of other comprehensive income		(246)	111	(246)
Carrying amount as at December 31, 2018		€ 40,133	41,236	40,133
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member]
Disclosure of joint ventures [line items]
Elimination of intercompany profit	€ 7,350
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member]
Disclosure of joint ventures [line items]
Elimination of intercompany profit				(7,350)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member]
Disclosure of joint ventures [line items]
Elimination of intercompany profit				(7,350)
Amortisation of intangibles assets			368	153
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member] | Reportable legal entities [member] | Inventories [member]
Disclosure of joint ventures [line items]
Elimination of intercompany profit			€ (671)	€ (597)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).